Schedule of Outstanding Amounts (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total loans funded by PCCU		$ 55,646,653
PCCU Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Secured term loans		55,215,013
Unsecured loans and lines of credit		431,640
Total loans funded by PCCU		$ 55,646,653